Long-term Debt	12 Months Ended
Dec. 31, 2017
Long-term Debt [Abstract]
Long-term Debt:

10.Long-term Debt:

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,
	2016	2017
Secured Credit Facilities - Drybulk Segment	$16,935	$-
Secured Credit Facilities - Gas Carrier Segment	-	147,716
Less: Deferred financing costs	(124)	(2,378)

Total debt	16,811	145,338
Less: Current portion	(16,811)	(11,635)
Long-term portion	$-	$133,703

Term bank loans and credit facilities

The bank loans are payable in U.S. Dollars in quarterly installments with balloon payments due at maturity until December 2023. Interest rates on the outstanding loans as at December 31, 2017, are based on LIBOR plus a margin.

On November 18, 2016, the Company reached an agreement for the settlement of its outstanding obligation under a loan agreement dated June 20, 2008, with the respective lender. Under the terms of the agreement, the lending bank agreed to a write-off of almost half of the outstanding principal and interest due. A gain of $8,366 was recognized as part of the transaction included in “Gain on debt restructuring” in the accompanying consolidated statement of operations for the year ended December 31, 2016. On November 18, 2016, the Company repaid $8,200 of principal, as per agreement and during 2017, it fully repaid the outstanding amount totaling $2,000, according to the agreement concluded on November 18, 2016, under its loan agreement dated June 20, 2008.

As of December 31, 2016, the Company was in breach of certain financial covenants regarding its secured credit facility dated March 19, 2012 and had not made principal repayments and interest payments under this agreement. As a result of this non-compliance and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company classified the respective bank loan amounting to $14,935 as current liability at December 31, 2016. On April 24, 2017, the Company made a prepayment of $15,158 and repaid in full the outstanding amount and overdue interest under a loan agreement dated March 19, 2012.

On June 22, 2017, the Company entered into a secured credit facility of up to $150,000 to partially finance the construction costs relating to the four VLGCs Anderida, Aisling, Mont Fort and Mont Gelé. The facility bears interest at LIBOR plus a margin and is repayable in twenty-four quarterly installments. As of December 31, 2017, the Company drew the whole amount of $150,000, related to the delivery of the four VLGCs and made scheduled repayments amounted to $2,284.

The aggregate available undrawn amount under the Company’s facilities at December 31, 2016 and 2017 was $0.

The weighted-average interest rates on the above outstanding debt were: 4.98%, 3.15% and 3.37% for the years ended December 31, 2015, 2016 and 2017, respectively.

The table below presents the movement for bank loans throughout 2017:

Loan	Loan agreement date	Original Amount	December 31, 2016	New Loans	Repayments	December 31, 2017
Secured Credit Facility	March 19, 2012	$19,065	$14,935	-	(14,935)	$-
Secured Credit Facility	June 20, 2008	103,200	2,000	-	(2,000)	-
Secured Credit Facility	June 22, 2017	150,000	-	150,000	(2,284)	147,716
			$16,935	150,000	(19,219)	$147,716

The Company’s secured credit facility dated June 22, 2017 is secured by first priority mortgage over the Company’s VLGCs, corporate guarantees, first priority assignments of all freights, earnings, insurances and requisition compensation. The loan contains customary financial covenants that restrict, without the bank’s prior consent, changes in management and ownership of the vessels, the incurrence of additional indebtedness and mortgaging of vessels and changes in the general nature of the Company’s business. The loans also contain certain financial covenants relating to the Company’s financial position and operating performance, such as maintaining liquidity above a certain level. The Company’s secured credit facility imposes operating and negative covenants on the Company and its subsidiaries. These covenants may limit the ability of certain of the Company’s subsidiaries to, among other things, without the relevant lenders’ prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.

As of December 31, 2017, the Company was in compliance with the covenants regarding its secured credit facilities.

Total interest incurred on long-term debt and amortization of debt issuance costs, including capitalized interest, for the years ended December 31, 2015, 2016 and 2017, amounted to $177,537, $8,299 and $17,125, respectively. These amounts net of capitalized interest are included in “Interest and finance costs” in the accompanying consolidated statement of operations.

The annual principal payments required to be made after December 31, 2017, including balloon payments, totaling $147,716, are as follows:

Due through December 31, 2018	$12,179
Due through December 31, 2019	12,179
Due through December 31, 2020	12,180
Due through December 31, 2021	12,180
Due through December 31, 2022	12,180
Thereafter	86,818
Total principal payments	147,716
Less: Financing fees	(2,378)
Total debt	$145,338

The Loan Facility Agreement with Sierra is discussed in Note 3 herein.